Other non-current liabilities (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Other Noncurrent Liabilities [Line Items]
Unearned revenues	$ 329,581	$ 320,977
Retirement benefits	531,089	466,280
Other liabilities	143,647	151,742
Total	$ 1,004,317	$ 938,999